INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

	March 31,	December 31,
Finite-lived intangible assets	2023	2022
Patent Costs	$265,022	$156,196
Intangible assets, gross	265,022	156,196

Less: Accumulated amortization	(24,595)	(18,639)
Intangible assets, net	$240,426	$137,557

Amortization expense totalled $5,956 and $1,739 for the three months ended March 31, 2023 and 2022, respectively. Future amortization is expected to approximate $23,800 per year.

NOTE 5 – INTANGIBLE ASSETS

	December 31,	December 31,
Finite-lived intangible assets	2022	2021
Patent Costs	$156,196	$95,480
Intangible assets, gross	156,196	95,480

Less: Accumulated amortization	(18,639)	(8,174)
Intangible assets, net	$137,557	$87,306

Amortization expense totalled approximately $10,500 and $7,200 for the years ended December 31, 2022 and 2021, respectively. Future amortization is expected to approximate $11,500 per year.